Lease Arrangements - Summary of Total Cash Outflow for Leases (Details) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Expenses relating to low-value asset leases	$ 9	$ 8	$ 8
Expenses relating to variable lease payments not included in the measurement of lease liabilities	8	7	5
Total cash outflow for leases	$ 3,869	$ 3,813	$ 3,776